Consolidated Statements of Cash Flows (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Statement [Line Items]
Balance at beginning of period	$ 10,110,854
Cash Flow	(1,081,091)
Fair Value Changes	0
Foreign currency exchange	249,138
UF Inflation effect	(190,995)
Others	0
Balance at the end of the period	9,087,906
Subordinated bonds
Statement [Line Items]
Balance at beginning of period	1,910,697
Cash Flow	(28,161)
Fair Value Changes	0
Foreign currency exchange	(12,872)
UF Inflation effect	78,829
Others	0
Balance at the end of the period	1,948,493
Senior bonds
Statement [Line Items]
Balance at beginning of period	8,067,274
Cash Flow	(411,260)
Fair Value Changes	0
Foreign currency exchange	262,010
UF Inflation effect	(274,274)
Others	0
Balance at the end of the period	7,643,750
Mortgage bonds
Statement [Line Items]
Balance at beginning of period	65,781
Cash Flow	(10,365)
Fair Value Changes	0
Foreign currency exchange	0
UF Inflation effect	(121)
Others	0
Balance at the end of the period	55,295
Letters of credit
Statement [Line Items]
Balance at beginning of period	220
Cash Flow	(166)
Fair Value Changes	0
Foreign currency exchange	0
UF Inflation effect	1
Others	0
Balance at the end of the period	55
Dividend paid
Statement [Line Items]
Balance at beginning of period	0
Cash Flow	(600,336)
Fair Value Changes	0
Foreign currency exchange	0
UF Inflation effect
Others	0
Balance at the end of the period	(600,336)
Lease obligations
Statement [Line Items]
Balance at beginning of period	66,882
Cash Flow	(30,803)
Fair Value Changes	0
Foreign currency exchange	0
UF Inflation effect	4,570
Others	0
Balance at the end of the period	$ 40,649